Payments, by Category - 12 months ended Dec. 31, 2024 $ in Millions	USD ($) [1]
Payments:
Taxes	$ 541.6
Royalties	136.2
Fees	12.2
Total Payments	$ 690.0

[1]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2024 were A$/US$: 0.66, US$/ZAR: 18.33, US$/PEN: 3.75, US$/CLP: 944.42, US$/GH ₵ :13.99 and GBP/US$: 1.24 .